RECLASSIFICATION OF PRIOR YEAR	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
RECLASSIFICATION OF PRIOR YEAR

NOTE 13 – RECLASSIFICATION OF PRIOR YEAR

The Company has reclassified certain line items on the statement of operations for the three months ended September 30, 2021, and for the nine months ended September 30, 2021, from the Form 10-Q for the period ended September 30, 2022, as filed with the United States Securities and Exchange Commission.

In the 2021 filing, certain expenses, specifically direct costs of revenue, and salary and related expenses. In 2021, certain compensation expenses were classified as general and administrative versus direct costs of revenue. For the year ended December 31, 2021, and forward, the Company has classified certain costs to direct costs of revenue as they are a part of the direct costs. Additionally, rent expense and depreciation and amortization expense was included in other general and administrative expenses for the periods ended September 30, 2021, whereas, due to the significance of these expenses, they are segregated for the periods ended September 30, 2022, therefore, for comparison purposes, these expenses have been extracted for the periods ended September 30, 2021.